Cash and cash equivalents - Credit quality of cash and cash equivalents (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Total cash and cash equivalents	₽ 47,462	₽ 33,033	₽ 47,382	₽ 42,101
Gross carrying amount | Stage 1
Cash and cash equivalents
Cash on hand	48	58
Cash with CBR	30,136	17,919
Total cash and cash equivalents	47,465	33,035
Gross carrying amount | Stage 1 | Graded ruA- and above
Cash and cash equivalents
Cash with banks	9,461	12,985
Gross carrying amount | Stage 1 | Graded ruB- and above
Cash and cash equivalents
Cash with banks	5,913	1,736
Gross carrying amount | Stage 1 | No Rating
Cash and cash equivalents
Cash with banks	₽ 1,907	₽ 337